Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
Components of Inventories

	December 31, 2021	December 31, 2020
Supplies and consumables	$19,144	$15,619
Stockpiles	2,880	3,569
Work in progress	1,658	5,234
Finished goods	2,337	1,074
	$26,019	$25,496